                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/Robert Horwitz       Glen Rock, New Jersey 11/14/2000
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:     $115,512,500



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                      RH CAPITAL ASSOCIATES
                                                            FORM 13F
                                                       SEPTEMBER 30, 2000

                            TITLE        CUSIP       VALUE    SHRS/   SH/ PUT/           INVSTMT     VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     NUMBER      (x$1000) PRN AMT PRN CALL DSCRETN - MANAGERS  SOLE   SHARED   NONE
--------------              --------     ------      ------   ------- --- ----  ------- ---------  ----   ------   ----

AMPHENOL CORP-CL A            COM       032095101      3416    60000  SH        Sole                 60000
ASPECT TELECOM                COM       04523q102     11624   563600  SH        Sole                563600
AT&T CORP                     COM       001957109      2938   100000  SH        Sole                100000
BICC GENERAL CABLE            COM       369300108      1546   204400  SH        Sole                204400
CISCO SYSTEMS INC             COM       17275r102       912    16500  SH        Sole                 16500
CITIZENS UTILITIES B          COM       17453b101      3011   224100  SH        Sole                224100
COX RADIO INC-CL A            COM       224051102      1744   100000  SH        Sole                100000
CRYPTOLOGIC INC               COM       228906103      4874   365400  SH        Sole                365400
CYBER-CARE INC                COM       23243t105       687   108100  SH        Sole                108100
EBT INT'L                     COM       268248101      1801   362500  SH        Sole                362500
GEMSTAR                       COM       36866w106      3575    41000  SH        Sole                 41000
GUESS INC                     COM       401617105      1656   147200  SH        Sole                147200
INAMED CORP.                  COM       453235103      4857   172709  SH        Sole                172709
INDUS INTERNATIONAL           COM       45578l100      2155   442000  SH        Sole                442000
INTERACT COMM CORP            COM       45839y107      2187   199900  SH        Sole                199900
INVESTMENT TECH GRP           COM       46145f105      2604    65200  SH        Sole                 65200
ITEMUS INC                    COM       46564q103       398   687748  SH        Sole                687748
JONES APPAREL GROUP           COM       480074103       265    10000  SH        Sole                 10000
LIBERTY LIVEWIRE              COM       530709104      1515    49280  SH        Sole                 49280
LIBERTY MEDIA GR. A           COM       001957208      5710   317200  SH        Sole                317200
MARCHFIRST INC                COM       566244109       941    60000  SH        Sole                 60000
MERCATOR SOFTWARE INC         COM       587587106      7826   472500  SH        Sole                472500
MRV COMMUNICATIONS            COM       553477100      1088    24000  SH        Sole                 24000
MYND CORP                     COM       628551103      3085   228500  SH        Sole                228500
OPEN MARKET INC               COM       68370m100       315    50100  SH        Sole                 50100
PEOPLESOFT INC                COM       712713106     11175   400000  SH        Sole                400000
QUIDEL CORP                   COM       74838j101       378    87700  SH        Sole                 87700
SAFENET INC                   COM       78645r107       983    32500  SH        Sole                 32500
SCP POOLS                     COM       784028102      1680    56700  SH        Sole                 56700
SUPERVALU INC                 COM       868536103       979    65000  SH        Sole                 65000
TECNOMATIX TECH               COM       m8743p105       949    75500  SH        Sole                 75500
TRIDENT MICRO                 COM       895919108       142    15400  SH        Sole                 15400
TTR TECHNOLOGIES INC          COM       87305u102        96    24000  SH        Sole                 24000
UNITED GLOBAL                 COM       913247508     18381   612700  SH        Sole                612700
USA NETWORKS INC              COM       902984103      6088   277500  SH        Sole                277500
WATER PIK TECH                COM       94113u100      3932   405900  SH        Sole                405900


Report Summary                                     115512.5

























































42255001.AG6